Earnings/(loss) per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022 GBP (£) £ / shares item shares	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares item shares	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£) £ / shares shares
Earnings/(loss) per share
Profit/(loss) for the period | £	£ 6,306	£ (1,402)	£ (20,210)	£ (98,569)	£ (16,941)
Basic earnings/(loss) per share | £ / shares	£ 0.0387	£ (0.0086)	£ (0.1239)		£ (0.1039)
Diluted earnings/(loss) per share | £ / shares	£ 0.0385	£ (0.0086)	£ (0.1239)		£ (0.1039)
Number of categories of dilutive potential ordinary shares | item	1		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	163,062	163,003	163,062		162,999
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share	163,605	163,003	163,062		162,999
Class A ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	52,013	53,962	52,013		49,466
Adjustment for calculation of diluted loss per share assumed conversion into Class A ordinary shares	543
Class B ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	112,732	110,724	112,732		115,216
Treasury shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	1,683	1,683	1,683		1,683